Stock-Based Compensation (Details)		3 Months Ended		12 Months Ended
	May 01, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 CAD ($)	Sep. 30, 2024 CAD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares
Stock-Based Compensation [Line Items]
Share option		1,408,600		1,438,600
Gain on modification of stock options		$ 5,985,250		$ 5,985,250
Transaction fees payable	$ 700,000	$ (506,774)	$ (506,774)
Transaction fees payable shares (in Shares)		198,684		198,684	198,684
Other components equity capital stock				$ 615,057	$ 615,057
Other components equity contributed surplus				329,217	$ 329,217
Option plan expenses		$ 576,907		$ 1,723,475
Equity Incentive Plans [Member]
Stock-Based Compensation [Line Items]
Share option		5,000,000		5,000,000
M-Options [Member]
Stock-Based Compensation [Line Items]
Share option		12,577		12,577
Number of share (in Shares)		1		1	1
Exercise price per share | (per share)		$ 0.01		$ 0.01
The fair value of the option		$ 117,246		$ 117,246
Redeemable stock option liability		6,102,496		6,102,496
Restricted Stock Units [Member]
Stock-Based Compensation [Line Items]
Option plan expenses		739,482		2,993,869
PSU [Member]
Stock-Based Compensation [Line Items]
Option plan expenses		362,301		1,290,763
Warrants plan [Member]
Stock-Based Compensation [Line Items]
Compensation expense				$ 2,011,408
Employee Stock Option Plan [Member] | M-Options [Member]
Stock-Based Compensation [Line Items]
Number of options granted (in Shares)		304,973		67,125	67,125